VOYA INVESTORS TRUST
Voya High Yield Portfolio
(the “Portfolio”)
Supplement dated June 25, 2025
to the Portfolio’s Adviser Class, Institutional Class, Service Class, and Service 2 Class Shares’
Prospectus,
dated May 1, 2025, as supplemented
(the “Prospectus”)
Effective June 16, 2025: (1) Principal Investment Strategies and risks for the Portfolio are revised to allow the Portfolio to invest in convertible securities; (2) the secondary benchmark for the Portfolio is changed from Bloomberg High Yield Bond – 2% Issuer Constrained Composite Index to the ICE BofA U.S. High Yield Index; (3) Mohamed Basma, CFA and Randall Parrish, CFA are removed as portfolio managers for the Portfolio; and (4) Justin Kass, CFA, David J. Oberto, and Ethan Turner, CFA are added as portfolio managers for the Portfolio.
Effective immediately, the Prospectus is revised as follows:
1.All references to Mohamed Basma, CFA and Randall Parrish, CFA as portfolio managers for the Portfolio are deleted in their entirety.
2.The first paragraph in the section of the Prospectus entitled “Principal Investment Strategies” in the Portfolio’s Summary Section is deleted in its entirety and replaced with the following:
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in a diversified portfolio of high-yield bonds. For purposes of this 80% policy, high-yield bonds (sometimes referred to as “high- yield securities” or “junk bonds ”) include, without limitation, bonds, debt instruments, and other fixed income and income-producing debt instruments, of any kind, issued or guaranteed by governmental or private-sector entities that are rated below investment grade by one or more nationally recognized statistical rating organizations (“NRSROs”) ( e.g. , rated Ba1 or below by Moody’s Ratings, or BB+ or below by S&P Global Ratings or Fitch Ratings, Inc.) or, if unrated, determined by the Fund to be of comparable quality. High-yield bonds include, but are not limited to: bank loans; payment- in - kind securities; fixed and variable floating rate and deferred interest debt obligations; convertible securities; zero-coupon bonds and debt obligations provided they meet the criteria for below investment grade set forth above.
3.The section of the Prospectus entitled “Principal Risks” in the Portfolio’s Summary Section is amended to include the following risk:
Convertible Securities: Convertible securities are securities that are convertible into or exercisable for common stocks at a stated price or rate. Convertible securities are subject to the usual risks associated with debt instruments, such as interest rate risk and credit risk. In addition, because convertible securities react to changes in the value of the underlying stock, they are subject to market risk.
4.The sub-section of the Prospectus entitled “Portfolio Management – Portfolio Managers” in the Portfolio’s Summary Section is deleted in its entirety and replaced with the following:
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Portfolio Managers
Justin Kass, CFA	David J. Oberto
Portfolio Manager (since 06/25)	Portfolio Manager (since 06/25)
Ethan Turner, CFA
Portfolio Manager (since 06/25)
5.The table in the sub-section of the Prospectus entitled “Management of the Portfolios – Portfolio Management” is amended to include the following:
Portfolio	Sub-	Portfolio	Recent Professional Experience
Manager	Adviser
Justin	Voya IM	Voya High Yield Portfolio	Mr. Kass, Senior Managing Director,
Kass,			Portfolio Manager, is chief investment
CFA			officer, co-head of income and growth at
Voya IM. He joined the firm as part of
Voya's acquisition of Allianz Global
Investors U.S., where he was a portfolio
manager, managing director, CIO, and co-
head of the U.S. income and growth
strategies team with portfolio
management, research and trading
responsibilities for the income and
strategies team. Prior to that at Allianz
Global Investors U.S., Mr. Kass held
portfolio manager responsibilities for the
U.S. convertible strategy and was a lead
portfolio manager for the income and
growth strategy since its inception and
was also responsible for managing
multiple closed- and open-end mutual
funds.
David J.	Voya IM	Voya High Yield Portfolio	Mr. Oberto, Portfolio Manager, joined
Oberto			Voya IM as part of Voya's acquisition of
Allianz Global Investors U.S., where he
was a portfolio manager and director with
portfolio management, research, and
trading responsibilities for the income and
growth strategies team. At Allianz Global
Investors U.S., he served as portfolio
manager for the U.S. High Yield Bond
strategy and was also responsible for
managing multiple closed-end and open-
end mutual funds. Prior to that, Mr. Oberto
was a portfolio administrator, a credit
default swaps account manager and a
trade-closer at Bain Capital.
Ethan	Voya IM	Voya High Yield Portfolio	Mr. Turner, Portfolio Manager, joined Voya
Turner,			IM as part of Voya's acquisition of Allianz
CFA			Global Investors U.S., where he was an
analyst and vice president with research
2
responsibilities for the income and growth strategies team. Prior to Allianz Global Investors U.S., he was a trading assistant. Prior to that, Mr. Turner was a lead analyst covering the financial sector at Relational Investors and a financial analyst at Sunstone Hotel Investors.
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VOYA INVESTORS TRUST
Voya High Yield Portfolio
(the “Portfolio”)
Supplement dated June 25, 2025
to the Portfolio’s Adviser Class, Institutional Class, Service Class, and Service 2 Class Shares’
Statement of Additional Information,
dated May 1, 2025
(the “SAI”)
Effective June 16, 2025: (1) Principal Investment Strategies and risks for the Portfolio are revised to allow the Portfolio to invest in convertible securities; (2) the secondary benchmark for the Portfolio is changed from Bloomberg High Yield Bond – 2% Issuer Constrained Composite Index to the ICE BofA U.S. High Yield Index; (3) Mohamed Basma, CFA and Randall Parrish, CFA are removed as portfolio managers for the Portfolio; and (4) Justin Kass, CFA, David J. Oberto, and Ethan Turner, CFA are added as portfolio managers for the Portfolio.
Effective immediately, the SAI is revised as follows:
1.All references to Mohamed Basma, CFA and Randall Parrish, CFA as portfolio managers for the Portfolio are deleted in their entirety.
2.The table in the sub-section of the SAI entitled “Sub-Advisers – Portfolio Management – Other Accounts Managed – Voya IM” is amended to include the following:
		Registered Investment		Other Pooled
		Companies		Investment Vehicles		Other Accounts
		Number	Total Assets	Number	Total Assets	Number	Total Assets
Portfolio		of		of		of
Manager	Fund(s)	Accounts		Accounts		Accounts
Justin	Voya High Yield	11	$9,782,814,131	43	$56,585,377,874	12	$1,677,184,413
Kass,	Portfolio
CFA5
David J.	Voya High Yield	9	$8,853,252,084	47	$56,171,396,699	6	$1,177,741,984
Oberto5	Portfolio
Ethan	Voya High Yield	10	$9,516,147,817	40	$54,420,949,069	6	$1,177,741,984
Turner,	Portfolio
CFA5
5As of March 31, 2025.
3.The line item with respect to the Portfolio in the table in the sub-section of the SAI entitled “Sub-Advisers – Portfolio Manager -Compensation – Voya IM” is deleted in its entirety and replaced with the following:
Fund	Portfolio Manager	Benchmark
Voya High Yield Portfolio	Justin Kass, CFA; David J. Oberto;	ICE BofA U.S. High Yield
	and Ethan Turner, CFA	Index
4.The table in the sub-section of the SAI entitled “Sub-Advisers – Portfolio Management – Ownership of Securities” is amended to include the following:
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Portfolio	Investment	Fund(s) Managed by the Portfolio	Dollar Range
Manager	Adviser or	Manager	of Fund
	Sub-		Shares
	Adviser		Owned
Justin Kass,	Voya IM	Voya High Yield Portfolio	None
CFA3
David J. Oberto3	Voya IM	Voya High Yield Portfolio	None
Ethan Turner,	Voya IM	Voya High Yield Portfolio	None
CFA3
3As of March 31, 2025.
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